Stock option arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock Option Arrangements [Abstract]
Stock Option Arrangements [Text Block]

18           Stock option arrangements

On June 27, 2010, we adopted the China BCT Pharmacy Group, Inc. 2010 Omnibus Securities and Inventive Plan (the “Plan”) for the benefit of our employees, nonemployee directors and consultants and the employees, nonemployee directors and consultants of its affiliates, for purposes of assisting us to attract, retain and provide incentives to key management employees and nonemployee directors, and consultants of ours and   our affiliates, and to align the interests of such individuals with those of our stockholders.  Accordingly, the Plan provides for the granting of distribution equivalent rights, incentive stock options, non-qualified stock options, performance share awards, performance unit awards, restricted stock awards, restricted stock unit awards, stock appreciation rights, tandem stock appreciation rights, unrestricted stock awards or any combination of the foregoing, as may be best suited to the circumstances of the particular employee, director or consultant as provide in the Plan.

As of March 31, 2012, we have 4,795,000 options that are exercisable or may become exercisable for shares of its common stock issued and outstanding.  The Plan is more fully described in Note 22 to the Consolidated Financial Statements in the Company’s 2011 Annual Report on Form 10-K.

There were no options granted with exercise prices below the market value of the stock at the grant date.  All outstanding options at March 31, 2012 had no intrinsic value because the Company’s stock price was either equal or lower than all option exercise prices.  Fair values were estimated using the Binominal tree option-pricing model.  During the three months ended March 31, 2012, there was no option granted, exercised or forfeited.  The weighted average exercise price of the options is $2.48 as of March 31, 2012.  A summary of the Company’s stock options issued and outstanding as of March 31, 2012, is presented below:

	Number of options	Exercise Price	Weighted Average Remaining Life
Stock options granted and outstanding	3,660,000	$2.00	9.72
Stock options granted and outstanding	1,120,000	$4.00	8.25
Stock options granted and outstanding	15,000	$5.00	8.38
Total	4,795,000

Exercisable at March 31, 2012	1,887,500

22.	Stock option arrangements

On June 27, 2010, we adopted the China BCT Pharmacy Group, Inc. 2010 Omnibus Securities and Incentive Plan (the “Plan”) for the benefit of our employees, nonemployee directors and consultants and the employees, nonemployee directors and consultants of its affiliates, for purposes of assisting us to attract, retain and provide incentives to key management employees and nonemployee directors, and consultants of ours and our affiliates, and to align the interests of such individuals with those of our stockholders. Accordingly, the Plan provides for the granting of distribution equivalent rights, incentive stock options, non-qualified stock options, performance share awards, performance unit awards, restricted stock awards, restricted stock unit awards, stock appreciation rights, tandem stock appreciation rights, unrestricted stock awards or any combination of the foregoing, as may be best suited to the circumstances of the particular employee, director or consultant as provided in the Plan.

On June 27, 2010, we granted options under the Plan to two executive employees. The options vest and become exercisable with respect to all of the shares only if our after-tax net income for fiscal 2010 equals at least U.S. $26,000,000 (excluding any non-cash expenses) (the “2010 Income Target”), determined on the basis of our audited financial statements for our 2010 fiscal year, as confirmed by our independent auditor in their report on said financial statements (the “Audit Report”).  If the 2010 Income Target is met, the options shall vest and become exercisable on the date on which the Audit Report is dated, and if the options do not become exercisable due to the failure to meet the 2010 Income Target, the option shall terminate on the date on which the Audit Report is dated.

On July 16, 2010, we entered into separate stock option agreements with each of our three independent directors, Messrs. Lee, Choi and Chiu, which agreements provide for the grant to each such individual of an option to purchase 10,000 shares of our common stock at an exercise price of $4.00 per share.  Each option vests and becomes exercisable with respect to all of the shares on June 6, 2011.  The exercise price of each option may be paid for in cash or by cancellation of existing shares of our common stock held by the independent directors. Each option terminates on the earlier of (i) July 16, 2015 or (ii) the date as of which the option has been fully exercised.

August 18, 2010, we entered into separate stock agreements with two senior staff, which agreements provide for the grant to each such individual of an option to purchase 10,000 and 5,000 shares separately of our common stock at an exercise price of $5.00 per share. Each option vests and becomes exercisable on January 1, 2012 so as they are employed by the company as of December 31, 2011.

On December 19, 2011, we entered into separate stock option agreements with two executive employees, Mr. Tang and Ms. Zhang, and three independent directors, Messrs. Lee, Choi and Chiu, which agreements provide for the grant to the two executive employees of an option to purchase 1,245,000, 830,000 and each of 10,000 for three independent directors of the shares of our common stock at an exercise price of $2.00 per share.  25% of such options shall vest and become exercisable on June 30, 2013, the second 25% of such options shall vest and become exercisable on December 31, 2013, the third 25% of such options shall vest and become exercisable on June 30, 2014 and the remaining 25% of such options shall vest and become exercisable on December 31, 2014, The vesting schedule requires continued employment and/or director’s services through each applicable vesting date as a condition to the vesting of the applicable installment of such options.

On December 19, 2011, we entered into separate stock option agreements with two senior staff, which agreements provide for the grant to the two senior staff to 30,000 shares of our common stock at an exercise price of $2.00 per share.  25% of such options shall vest and become exercisable on June 30, 2013, the second 25% of such options shall vest and become exercisable on December 31, 2013, the third 25% of such options shall vest and become exercisable on June 30, 2014 and the remaining 25% of such options shall vest and become exercisable on December 31, 2014, The vesting schedule requires continued employment’s services through each applicable vesting date as a condition to the vesting of the applicable installment of such options.

Instead of the China BCT Pharmacy Group, Inc. 2010 Omnibus Securities and Incentive Plan (the “Plan”) the Board also has the authority to grant options that are not under the Plan and under that certain Series A Convertible Preferred Shares Purchase Agreement with Milestone Longcheng Limited (the “Milestone”) dated January 18, 2011, as amended, has committed to grant a number of options upon the seating of a director designated by Milestone and such director was seated on March 17, 2011.

Accordingly, on December 19, 2011, the Company granted options to two executive employees. Agreements provide the grant to both individuals of an option to purchase 762,500 shares each of our common stock at an exercise price of $2.00 per share.  50% of such options shall vest and become exercisable immediately and the remaining 50% of such options shall vest and become exercisable on December 31, 2012.

The fair value of options granted to the two executive employees pursuant to the Plan at the date of grant, June 27, 2010 was $1,774,440. Fair values were estimated using the binominal model. The assumptions that were used to calculate fair value of stock options as of June 27, 2010 were: 0% dividend yield, expected volatility of 30%, risk-free interest rate of 4.78% and expected lives of ten years. The Company expensed $565,763 in share-based compensation for the year ended December 31, 2011 upon the achievement of 2010 Income Target (2010: $1,208,677).

The fair value of options granted to the three independent directors at the date of grant, July 16, 2010 was $41,010 and was expensed in share-based compensation for the year ended December 31, 2010. Fair values were estimated using the binominal model. The assumptions that were used to calculate fair value of stock options as of July 16, 2010 were: 0% dividend yield, expected volatility of 41.8%, risk-free interest rate of 3.427% and expected lives of ten years.

The fair value of options granted to the two senior staff at the date of grant, August 20, 2010 was $15,365. Fair values were estimated using the binominal model. The assumptions that were used to calculate fair value of stock options as of August18, 2010 were: 0% dividend yield, expected volatility of 51.31%, risk-free interest rate of 2.46% and expected lives of 5 years. The Company expensed $11,194 and $4,171 in share-based compensation for the years ended December 31, 2011 and 2010 over the requisite service period ended December 31, 2011 for both options.

The fair value of options granted to the two executive employees and three independent directors pursuant to the Plan at the date of grant at December 19, 2011 was $1,405,976. Fair values were estimated using the binominal model. The assumptions that were used to calculate fair value of stock options as of December 19, 2011 were: 0% dividend yield, expected volatility of 44.38%, risk-free interest rate of 1.97% and expected lives of ten years. The Company expensed $49,871 in share-based compensation for the year ended December 31, 2011 and the remaining compensation cost of $1,356,105 related to non-vested awards will be recognized over the implied remaining requisite service period of January 1, 2012 through December 31, 2014 for options.

The fair value of options granted to the two senior staff pursuant to the Plan at the date of grant at December 19, 2011 was $19,047. Fair values were estimated using the binominal model. The assumptions that were used to calculate fair value of stock options as of December 19, 2011 were: 0% dividend yield, expected volatility of 44.38%, risk-free interest rate of 1.97% and expected lives of ten years. The Company expensed $673 in share-based compensation for the year ended December 31, 2011 and the remaining compensation cost of $18,374 related to non-vested awards will be recognized over the implied remaining requisite service period of January 1, 2012 through December 31, 2014 for options.

The fair value of options granted to the two executive employees other than the Plan at the date of grant was $1,012,854 and was expensed in share-based compensation for the year ended December 31, 2011. Fair values were estimated using the binominal model. The assumptions that were used to calculate fair value of stock options as of December 19, 2011 were: 0% dividend yield, expected volatility of 44.38%, risk-free interest rate of 1.97% and expected lives of ten years.

The company expensed the above options in share-based compensation included in administrative expense in the amount of $1,640,355 and $1,253,858 for the years ended December 31, 2011 and 2010, respectively.

There were no options granted with exercise prices below the market value of the stock at the grant date.  All outstanding options at December 31, 2011 had no intrinsic value because the Company’s stock price was lower than all option exercise prices.  A summary of the Company’s stock options issued and outstanding as of and for the year ended December 31, 2011, is presented below:

	Number of options	Exercise Price

Stock options granted and outstanding	3,660,000	$2.00
Stock options granted and outstanding	15,000	$5.00
Stock options granted and outstanding	1,110,000	$4.00